FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2000

Investment Manager Filing this Report:

Name:     Steven Charles Capital, Ltd.
Address:  One First Federal Plaza, Suite 1500
          Rochester, NY  14614

13F File Number: 028-06415

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martha Jo Pulver
Title:    Vice President/Chief Compliance Officer
Phone:    716-325-1870

Signature, Place, and Date of Signing:

  Martha Jo Pulver   Rochester, NY   March 20, 2001

Report Type:

[ X ]  13F HOLDINGS REPORT
[   ]  13F NOTICE
[   ]  13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    55

Form 13F Information Table Value Total:    $162,369

List of Other Included Managers:           NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner, Inc.          COM              00184A105     3663    68154 SH       SOLE                    68154
Abbott Laboratories            COM              002824100     6128   128846 SH       SOLE                   128846
American Express Co.           COM              025816109     5800    95474 SH       SOLE                    95474
American Home Products         COM              026609107      206     3640 SH       SOLE                     3640
Amgen, Inc.                    COM              031162100     2031    29085 SH       SOLE                    29085
Applied Materials, Inc.        COM              038222105     8640   145671 SH       SOLE                   145671
AptarGroup, Inc.               COM              038336103     2551   106560 SH       SOLE                   106560
Automatic Data Processing, Inc COM              053015103      221     3300 SH       SOLE                     3300
Bank of America                COM              060505104      731    13955 SH       SOLE                    13955
Berkshire Hathaway Cl. B       COM              084670207     6210     3000 SH       SOLE                     3000
Biogen, N.V.                   COM              090597105      404     6625 SH       SOLE                     6625
Biovail Corp.                  COM              09067J109      366     4500 SH       SOLE                     4500
Bristol-Myers Squibb Co.       COM              110122108      333     5825 SH       SOLE                     5825
Cintas Corp.                   COM              172908105      736    16900 SH       SOLE                    16900
Cisco Systems, Inc.            COM              17275R102     8470   153305 SH       SOLE                   153305
Citigroup, Inc.                COM              172967101      814    15063 SH       SOLE                    15063
Coca-Cola Co.                  COM              191216100     8387   152142 SH       SOLE                   152142
Cognex Corp.                   COM              192422103     4111   104235 SH       SOLE                   104235
Colgate-Palmolive Co.          COM              194162103      354     7500 SH       SOLE                     7500
Dell Computer Corp.            COM              247025109     2569    83384 SH       SOLE                    83384
EMC Corporation                COM              268648102      238     2400 SH       SOLE                     2400
Exxon Mobil Corp.              COM              30231G102      249     2792 SH       SOLE                     2792
Federal Home Loan Mortgage Cor COM              313400301     5992   110836 SH       SOLE                   110836
Federal National Mortgage Asso COM              313586109      649     9080 SH       SOLE                     9080
Gannett Co., Inc.              COM              364730101      985    18582 SH       SOLE                    18582
General Electric Co.           COM              369604103     4968    86113 SH       SOLE                    86113
Gillette Co.                   COM              375766102     8592   278275 SH       SOLE                   278275
Greenpoint Financial Corp.     COM              395384100      533    18000 SH       SOLE                    18000
Harley-Davidson, Inc.          COM              412822108     3304    69020 SH       SOLE                    69020
Home Depot, Inc.               COM              437076102      996    18761 SH       SOLE                    18761
Intel Corp.                    COM              458140100     6021   144870 SH       SOLE                   144870
International Business Machine COM              459200101      388     3448 SH       SOLE                     3448
JDS Uniphase Corp.             COM              46612J101      637     6725 SH       SOLE                     6725
Johnson & Johnson, Inc.        COM              478160104     4839    51517 SH       SOLE                    51517
McDonalds Corp.                COM              580135101     3373   111736 SH       SOLE                   111736
Medtronic, Inc.                COM              585055106     5110    98617 SH       SOLE                    98617
Merck & Co., Inc.              COM              589331107     5361    72022 SH       SOLE                    72022
Merrill Lynch & Co., Inc.      COM              590188108      251     3800 SH       SOLE                     3800
Microsoft Corp.                COM              594918104     3411    56558 SH       SOLE                    56558
Nokia Corp. ADS                COM              654902204     3451    86692 SH       SOLE                    86692
Oracle Systems                 COM              68389X105      539     6848 SH       SOLE                     6848
Paychex, Inc.                  COM              704326107     1003    19103 SH       SOLE                    19103
Pfizer, Inc.                   COM              717081103     3026    67343 SH       SOLE                    67343
Pitney Bowes, Inc.             COM              724479100     4488   113812 SH       SOLE                   113812
Schering-Plough Corp.          COM              806605101     1589    34175 SH       SOLE                    34175
Solectron Corp.                COM              834182107     5134   111309 SH       SOLE                   111309
Starbucks Corp.                COM              855244109     4938   123250 SH       SOLE                   123250
Symbol Technologies, Inc.      COM              871508107     4014   111686 SH       SOLE                   111686
Sysco Corp.                    COM              871829107     4261    92010 SH       SOLE                    92010
United Parcel Service Cl. B    COM              911312106      231     4100 SH       SOLE                     4100
United Technologies Corp.      COM              913017109     4451    64280 SH       SOLE                    64280
Walt Disney Co.                COM              254687106     4170   109020 SH       SOLE                   109020
Wells Fargo & Co.              COM              949746101     1081    23540 SH       SOLE                    23540
Wrigley, (Wm.) Jr. Co.         COM              982526105      973    12992 SH       SOLE                    12992
Zixit Corp. (prev. CustomTrack COM              98974P100      397    13000 SH       SOLE                    13000